Supplemental Guarantor Condensed Consolidating Financial Statements - Schedule of Financial Position (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents		$ 358	$ 425	$ 608	$ 486
Accounts receivable, net of allowance for doubtful accounts		1,752	1,764
Settlement assets	[1]	7,555	7,542
Intercompany notes receivable		0	0
Other current assets		289	345
Total current assets		9,954	10,076
Property and equipment, net of accumulated depreciation		930	849
Goodwill		17,017	17,248	17,283
Customer relationships, net of accumulated amortization		2,604	3,162
Other intangibles, net of accumulated amortization		1,745	1,720
Investment in affiliates		1,101	1,334
Long-term settlement assets	[1]	3	15
Accounts receivable, net of allowance for doubtful accounts		0	0
Long-term intercompany notes receivable		0	0
Long-term deferred tax assets		0	0
Other long-term assets		915	836
Investment in consolidated subsidiaries		0	0
Total assets		34,269	35,240
Current liabilities:
Accounts payable		280	288
Short-term and current portion of long-term borrowings		161	146
Settlement obligations	[1]	7,557	7,553
Intercompany notes payable		0	0
Other current liabilities		1,533	1,631
Total current liabilities		9,531	9,618
Long-term borrowings		20,711	22,557
Long-term deferred tax liabilities		521	553
Long-term intercompany payables		0	0
Long-term intercompany notes payable		0	0
Other long-term liabilities		788	750
Total liabilities		31,551	33,478
Redeemable equity interest		0	0
Redeemable noncontrolling interest		70	69	68
First Data Corporation stockholder’s (deficit) equity		(452)	(1,490)
Noncontrolling interests		3,100	3,183
Equity of consolidated alliance		0	0
Total equity		2,648	1,693	2,626	3,408
Total liabilities and equity		34,269	35,240
Reportable legal entities | FDC Parent Company
Current assets:
Cash and cash equivalents		0	36	227	162
Accounts receivable, net of allowance for doubtful accounts		8	6
Settlement assets	[1]	0	0
Intercompany notes receivable		3,375	21
Other current assets		44	64
Total current assets		3,427	127
Property and equipment, net of accumulated depreciation		33	28
Goodwill		0	0
Customer relationships, net of accumulated amortization		0	0
Other intangibles, net of accumulated amortization		603	605
Investment in affiliates		0	0
Long-term settlement assets	[1]	0	0
Accounts receivable, net of allowance for doubtful accounts		6,064	4,818
Long-term intercompany notes receivable		320	3,537
Long-term deferred tax assets		671	850
Other long-term assets		397	361
Investment in consolidated subsidiaries		24,474	24,393
Total assets		35,989	34,719
Current liabilities:
Accounts payable		9	10
Short-term and current portion of long-term borrowings		20	4
Settlement obligations	[1]	0	0
Intercompany notes payable		309	17
Other current liabilities		583	686
Total current liabilities		921	717
Long-term borrowings		20,578	22,470
Long-term deferred tax liabilities		0	0
Long-term intercompany payables		14,397	12,172
Long-term intercompany notes payable		9	290
Other long-term liabilities		536	560
Total liabilities		36,441	36,209
Redeemable equity interest		0	0
Redeemable noncontrolling interest		0	0
First Data Corporation stockholder’s (deficit) equity		(452)	(1,490)
Noncontrolling interests		0	0
Equity of consolidated alliance		0	0
Total equity		(452)	(1,490)
Total liabilities and equity		35,989	34,719
Reportable legal entities | Guarantor Subsidiaries
Current assets:
Cash and cash equivalents		23	33	23	25
Accounts receivable, net of allowance for doubtful accounts		729	776
Settlement assets	[1]	3,849	3,786
Intercompany notes receivable		307	0
Other current assets		119	180
Total current assets		5,027	4,775
Property and equipment, net of accumulated depreciation		619	540
Goodwill		9,085	9,090
Customer relationships, net of accumulated amortization		1,469	1,732
Other intangibles, net of accumulated amortization		623	517
Investment in affiliates		948	1,143
Long-term settlement assets	[1]	0	0
Accounts receivable, net of allowance for doubtful accounts		14,442	11,379
Long-term intercompany notes receivable		1	289
Long-term deferred tax assets		0	0
Other long-term assets		317	346
Investment in consolidated subsidiaries		5,331	5,714
Total assets		37,862	35,525
Current liabilities:
Accounts payable		171	172
Short-term and current portion of long-term borrowings		64	66
Settlement obligations	[1]	3,849	3,786
Intercompany notes payable		3,346	0
Other current liabilities		528	531
Total current liabilities		7,958	4,555
Long-term borrowings		131	77
Long-term deferred tax liabilities		1,024	1,240
Long-term intercompany payables		7,804	5,933
Long-term intercompany notes payable		260	3,450
Other long-term liabilities		225	229
Total liabilities		17,402	15,484
Redeemable equity interest		0	0
Redeemable noncontrolling interest		0	0
First Data Corporation stockholder’s (deficit) equity		20,460	20,041
Noncontrolling interests		0	0
Equity of consolidated alliance		0	0
Total equity		20,460	20,041
Total liabilities and equity		37,862	35,525
Reportable legal entities | Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents		335	356	358	299
Accounts receivable, net of allowance for doubtful accounts		1,015	982
Settlement assets	[1]	3,706	3,756
Intercompany notes receivable		0	17
Other current assets		126	101
Total current assets		5,182	5,212
Property and equipment, net of accumulated depreciation		278	281
Goodwill		7,932	8,158
Customer relationships, net of accumulated amortization		1,135	1,430
Other intangibles, net of accumulated amortization		519	598
Investment in affiliates		153	191
Long-term settlement assets	[1]	3	15
Accounts receivable, net of allowance for doubtful accounts		5,135	5,036
Long-term intercompany notes receivable		9	0
Long-term deferred tax assets		0	0
Other long-term assets		298	238
Investment in consolidated subsidiaries		0	0
Total assets		20,644	21,159
Current liabilities:
Accounts payable		100	106
Short-term and current portion of long-term borrowings		77	76
Settlement obligations	[1]	3,708	3,767
Intercompany notes payable		27	21
Other current liabilities		422	414
Total current liabilities		4,334	4,384
Long-term borrowings		2	10
Long-term deferred tax liabilities		168	163
Long-term intercompany payables		3,440	3,128
Long-term intercompany notes payable		61	86
Other long-term liabilities		124	70
Total liabilities		8,129	7,841
Redeemable equity interest		70	69
Redeemable noncontrolling interest		0	0
First Data Corporation stockholder’s (deficit) equity		6,241	6,873
Noncontrolling interests		101	90
Equity of consolidated alliance		6,103	6,286
Total equity		12,445	13,249
Total liabilities and equity		20,644	21,159
Consolidation Adjustments
Current assets:
Cash and cash equivalents		0	0	$ 0	$ 0
Accounts receivable, net of allowance for doubtful accounts		0	0
Settlement assets	[1]	0	0
Intercompany notes receivable		(3,682)	(38)
Other current assets		0	0
Total current assets		(3,682)	(38)
Property and equipment, net of accumulated depreciation		0	0
Goodwill		0	0
Customer relationships, net of accumulated amortization		0	0
Other intangibles, net of accumulated amortization		0	0
Investment in affiliates		0	0
Long-term settlement assets	[1]	0	0
Accounts receivable, net of allowance for doubtful accounts		(25,641)	(21,233)
Long-term intercompany notes receivable		(330)	(3,826)
Long-term deferred tax assets		(671)	(850)
Other long-term assets		(97)	(109)
Investment in consolidated subsidiaries		(29,805)	(30,107)
Total assets		(60,226)	(56,163)
Current liabilities:
Accounts payable		0	0
Short-term and current portion of long-term borrowings		0	0
Settlement obligations	[1]	0	0
Intercompany notes payable		(3,682)	(38)
Other current liabilities		0	0
Total current liabilities		(3,682)	(38)
Long-term borrowings		0	0
Long-term deferred tax liabilities		(671)	(850)
Long-term intercompany payables		(25,641)	(21,233)
Long-term intercompany notes payable		(330)	(3,826)
Other long-term liabilities		(97)	(109)
Total liabilities		(30,421)	(26,056)
Redeemable equity interest		(70)	(69)
Redeemable noncontrolling interest		70	69
First Data Corporation stockholder’s (deficit) equity		(26,701)	(26,914)
Noncontrolling interests		2,999	3,093
Equity of consolidated alliance		(6,103)	(6,286)
Total equity		(29,805)	(30,107)
Total liabilities and equity		$ (60,226)	$ (56,163)

[1]	The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.